Mortgage Loans Payable (Details) - Schedule of maturities of long-term debt - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Amount
2016	$ 34.7
2017	50.8
2018	13.8
2019	107.4
2020	156.2
Thereafter	1,400.8
Total maturities	$ 1,763.7	$ 2,337.5